Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade receivable

	2021	2020
Local currency
Credit card administrators	200,601	318,869
Travel agencies	439,698	266,086
Cargo agencies	27,418	29,902
Airline partner companies	11,921	8,877
Other	18,852	13,845
Total local currency	698,490	637,579

Foreign currency
Credit card administrators	77,379	77,616
Travel agencies	38,999	13,960
Cargo agencies	211	122
Airline partner companies	27,863	19,464
Other	27,021	9,005
Total foreign currency	171,473	120,167

Total	869,963	757,746

Allowance for expected loss on trade receivables accounts	(19,280)	(18,047)

Total trade receivables	850,683	739,699

Schedule of aging list of trade receivables

The aging list of trade receivables, net of allowance for expected loss on trade receivables accounts, is as follows:

	2021	2020
Not yet due
Until 30 days	607,968	459,338
31 to 60 days	82,132	88,893
61 to 90 days	55,265	33,121
91 to 180 days	33,491	54,832
181 to 360 days	1,096	41,484
Above 360 days	379	256
Total not yet due	780,331	677,924

Overdue
Until 30 days	31,302	10,278
31 to 60 days	5,722	21,677
61 to 90 days	2,172	13,501
91 to 180 days	7,566	11,474
181 to 360 days	8,911	785
Above 360 days	14,679	4,060
Total overdue	70,352	61,775

Total	850,683	739,699

Schedule of changes in allowance for doubtful accounts

The changes in an expected loss on trade receivables are as follows:

	2021	2020
Balance at the beginning of the year	(18,047)	(16,952)
(Additions) Reversals	(1,233)	(1,095)
Balances at the end of the year	(19,280)	(18,047)